PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 17,781,498
Ending balance	22,121,942		R$ 17,781,498
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,308,283		22,046,411
Additions	142,755		219,050
Business combination	4,508,809
Write-offs	(57,163)		(173,229)
Transfers	897,166	[1]	1,165,352
Exchange differences	23,266		50,699
Write-off due to sale of investment	(411,642)
Ending balance	28,411,474		23,308,283
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5,526,785)		(4,737,972)
Additions	(983,154)		(755,633)
Write-offs	25,504		156,178
Transfers	(60)	[1]	(179,007)
Exchange differences	19,347		(10,351)
Write-off due to sale of investment	175,616
Ending balance	(6,289,532)		(5,526,785)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,132,817
Ending balance	1,460,072		1,132,817
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,132,817		1,088,720
Additions	10,031		24,696
Business combination	402,055
Write-offs			(224)
Transfers		[1]
Exchange differences	(21,909)		19,625
Write-off due to sale of investment	(62,922)
Ending balance	1,460,072		1,132,817
Goodwill [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Write-offs
Transfers		[1]
Exchange differences
Write-off due to sale of investment
Ending balance
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,706,265
Ending balance	18,246,781		15,706,265
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19,616,524		18,676,443
Additions			765
Business combination	2,508,558
Write-offs	(57,723)		(169,815)
Transfers	837,788	[1]	1,109,131
Exchange differences
Write-off due to sale of investment	(5,403)
Ending balance	22,899,744		19,616,524
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,910,259)		(3,357,779)
Additions	(773,765)		(588,411)
Write-offs	25,658		152,236
Transfers		[1]	(116,305)
Exchange differences
Write-off due to sale of investment	5,403
Ending balance	(4,652,963)		(3,910,259)
Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	211,895
Ending balance	480,899		211,895
Licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	379,182		435,795
Additions	2,605		35,834
Business combination	436,594
Write-offs
Transfers	(1,911)	[1]	(92,447)
Exchange differences	771
Write-off due to sale of investment	(317,148)
Ending balance	500,093		379,182
Licenses [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(167,287)		(247,896)
Additions	(8,879)		(11,838)
Write-offs
Transfers		[1]	92,447
Exchange differences	(771)
Write-off due to sale of investment	157,743
Ending balance	(19,194)		(167,287)
Brands and patents [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57,439
Ending balance	154,722		57,439
Brands and patents [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	66,640		54,207
Additions
Business combination	98,382
Write-offs
Transfers		[1]	9,201
Exchange differences	(1,099)		3,232
Write-off due to sale of investment
Ending balance	163,923		66,640
Brands and patents [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,201)
Additions
Write-offs
Transfers		[1]	(9,201)
Exchange differences
Write-off due to sale of investment
Ending balance	(9,201)		(9,201)
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	575,459
Ending balance	1,657,490		575,459
Customer Relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,604,067		1,424,947
Additions	113,497		155,469
Business combination	1,062,832
Write-offs	(19)		(44)
Transfers	(6)	[1]	(786)
Exchange differences	47,613		24,481
Write-off due to sale of investment
Ending balance	2,827,984		1,604,067
Customer Relationships [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,028,608)		(905,032)
Additions	(164,843)		(116,860)
Write-offs	1		114
Transfers		[1]	533
Exchange differences	22,956		(7,363)
Write-off due to sale of investment
Ending balance	(1,170,494)		(1,028,608)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	97,623
Ending balance	121,978		97,623
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	509,053		366,299
Additions	16,622		2,286
Business combination	388
Write-offs	(579)		(3,146)
Transfers	61,295	[1]	140,253
Exchange differences	(2,110)		3,361
Write-off due to sale of investment	(26,169)
Ending balance	559,658		509,053
Others [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(411,430)		(227,265)
Additions	(35,667)		(38,524)
Write-offs	155		3,828
Transfers	(60)	[1]	(146,481)
Exchange differences	(2,838)		(2,988)
Write-off due to sale of investment	12,470
Ending balance	R$ (437,680)		R$ (411,430)

[1]	The total of transfers also includes R$35,057 in intangible assets reclassified to financial assets.